Quarterly Holdings Report
for
Fidelity® Quality Factor ETF
April 30, 2020
T22-QTLY-0620
1.9880058.103

Schedule of Investments April 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
COMMUNICATION SERVICES – 10.3%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	46,263	$1,409,634
Verizon Communications, Inc.	27,158	1,560,227
		2,969,861
Entertainment – 1.2%
Activision Blizzard, Inc.	11,973	763,039
Electronic Arts, Inc. (a)	5,959	680,875
		1,443,914
Interactive Media & Services – 5.4%
Alphabet, Inc. Class A (a)	3,059	4,119,555
Facebook, Inc. Class A (a)	13,267	2,715,888
		6,835,443
Media – 1.3%
Comcast Corp. Class A	31,747	1,194,640
Sirius XM Holdings, Inc. (b)	75,917	448,669
		1,643,309
TOTAL COMMUNICATION SERVICES		12,892,527
CONSUMER DISCRETIONARY – 10.3%
Hotels, Restaurants & Leisure – 4.4%
Choice Hotels International, Inc.	9,000	675,450
Domino's Pizza, Inc.	3,533	1,278,699
McDonald's Corp.	7,747	1,453,027
Starbucks Corp.	15,971	1,225,455
Yum! Brands, Inc.	10,082	871,387
		5,504,018
Internet & Direct Marketing Retail – 1.7%
Booking Holdings, Inc. (a)	670	991,982
eBay, Inc.	28,522	1,136,031
		2,128,013
Specialty Retail – 3.1%
AutoZone, Inc. (a)	976	995,832
O'Reilly Automotive, Inc. (a)	2,562	989,803
The Home Depot, Inc.	8,842	1,943,737
		3,929,372
Textiles, Apparel & Luxury Goods – 1.1%
NIKE, Inc. Class B	14,892	1,298,285
TOTAL CONSUMER DISCRETIONARY		12,859,688
CONSUMER STAPLES – 6.6%
Beverages – 1.5%
Monster Beverage Corp. (a)	9,692	599,063
The Coca-Cola Co.	26,773	1,228,613
		1,827,676
Food Products – 0.4%
The Hershey Co.	4,263	564,549
Household Products – 3.3%
Colgate-Palmolive Co.	11,128	781,965
Kimberly-Clark Corp.	5,335	738,791
The Clorox Co.	3,889	725,065

	Shares	Value

The Procter & Gamble Co.	15,613	$ 1,840,304
		4,086,125
Tobacco – 1.4%
Altria Group, Inc.	20,313	797,285
Philip Morris International, Inc.	13,580	1,013,068
		1,810,353
TOTAL CONSUMER STAPLES		8,288,703
ENERGY – 3.1%
Energy Equipment & Services – 0.2%
Schlumberger Ltd.	17,538	294,989
Oil, Gas & Consumable Fuels – 2.9%
Cabot Oil & Gas Corp.	28,436	614,787
Chevron Corp.	12,139	1,116,788
Exxon Mobil Corp.	25,443	1,182,336
HollyFrontier Corp.	9,597	317,085
Kinder Morgan, Inc.	27,383	417,043
		3,648,039
TOTAL ENERGY		3,943,028
FINANCIALS – 11.0%
Banks – 2.6%
Bank of Hawaii Corp.	13,011	887,090
Comerica, Inc.	19,028	663,316
SVB Financial Group (a)	4,746	916,785
Western Alliance Bancorp	20,776	745,443
		3,212,634
Capital Markets – 6.6%
Ameriprise Financial, Inc.	7,300	839,062
CME Group, Inc.	7,169	1,277,587
FactSet Research Systems, Inc.	4,254	1,169,850
Intercontinental Exchange, Inc.	15,265	1,365,454
Moody's Corp.	5,215	1,271,939
S&P Global, Inc.	5,123	1,500,424
SEI Investments Co.	17,730	903,521
		8,327,837
Consumer Finance – 1.3%
Capital One Financial Corp.	13,414	868,691
Synchrony Financial	38,107	754,137
		1,622,828
Thrifts & Mortgage Finance – 0.5%
Essent Group Ltd.	23,279	635,982
TOTAL FINANCIALS		13,799,281
HEALTH CARE – 15.0%
Biotechnology – 4.7%
AbbVie, Inc.	17,730	1,457,406
Amgen, Inc.	6,811	1,629,327
Biogen, Inc. (a)	3,691	1,095,600
Gilead Sciences, Inc.	20,238	1,699,992
		5,882,325

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Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – 2.0%
Edwards Lifesciences Corp. (a)	5,083	$1,105,552
Medtronic PLC	13,992	1,366,039
		2,471,591
Health Care Providers & Services – 1.7%
UnitedHealth Group, Inc.	7,521	2,199,667
Life Sciences Tools & Services – 0.8%
Mettler-Toledo International, Inc. (a)	1,339	964,000
Pharmaceuticals – 5.8%
Bristol-Myers Squibb Co.	25,186	1,531,561
Johnson & Johnson	18,113	2,717,674
Pfizer, Inc.	50,080	1,921,069
Zoetis, Inc.	9,091	1,175,557
		7,345,861
TOTAL HEALTH CARE		18,863,444
INDUSTRIALS – 9.2%
Aerospace & Defense – 0.9%
Lockheed Martin Corp.	2,899	1,127,885
Commercial Services & Supplies – 0.5%
Copart, Inc. (a)	8,478	679,173
Electrical Equipment – 0.6%
Rockwell Automation, Inc.	4,285	811,922
Industrial Conglomerates – 1.8%
3M Co.	7,358	1,117,827
Honeywell International, Inc.	7,593	1,077,447
		2,195,274
Machinery – 2.4%
Allison Transmission Holdings, Inc.	17,076	620,542
Cummins, Inc.	5,329	871,292
Graco, Inc.	14,649	654,224
Illinois Tool Works, Inc.	5,476	889,850
		3,035,908
Professional Services – 0.7%
Verisk Analytics, Inc.	5,323	813,514
Road & Rail – 1.6%
CSX Corp.	13,389	886,753
Union Pacific Corp.	7,309	1,167,905
		2,054,658
Trading Companies & Distributors – 0.7%
Fastenal Co.	23,088	836,247
TOTAL INDUSTRIALS		11,554,581
INFORMATION TECHNOLOGY – 25.4%
Communications Equipment – 1.2%
Cisco Systems, Inc.	34,992	1,482,961
IT Services – 5.9%
Accenture PLC Class A	6,484	1,200,772
Automatic Data Processing, Inc.	6,246	916,226

	Shares	Value

Mastercard, Inc. Class A	6,351	$ 1,746,334
Paychex, Inc.	10,143	694,998
VeriSign, Inc. (a)	4,061	850,739
Visa, Inc. Class A	11,522	2,059,212
		7,468,281
Semiconductors & Semiconductor Equipment – 3.8%
Intel Corp.	31,046	1,862,139
NVIDIA Corp.	5,825	1,702,531
Texas Instruments, Inc.	10,010	1,161,861
		4,726,531
Software – 9.5%
Adobe, Inc. (a)	4,287	1,516,055
Aspen Technology, Inc. (a)	6,388	653,173
Check Point Software Technologies Ltd. (a)	7,158	756,887
Fortinet, Inc. (a)	7,036	758,058
Microsoft Corp.	38,765	6,947,076
Oracle Corp.	23,790	1,260,156
		11,891,405
Technology Hardware, Storage & Peripherals – 5.0%
Apple, Inc.	21,276	6,250,889
TOTAL INFORMATION TECHNOLOGY		31,820,067
MATERIALS – 2.4%
Chemicals – 1.5%
Air Products & Chemicals, Inc.	2,265	510,939
Celanese Corp.	3,433	285,179
Ecolab, Inc.	2,672	517,032
LyondellBasell Industries N.V. Class A	4,931	285,752
Valvoline, Inc.	14,784	254,137
		1,853,039
Construction Materials – 0.2%
Eagle Materials, Inc.	3,641	222,137
Containers & Packaging – 0.2%
International Paper Co.	8,969	307,188
Metals & Mining – 0.5%
Royal Gold, Inc.	3,126	383,029
Steel Dynamics, Inc.	11,492	278,911
		661,940
TOTAL MATERIALS		3,044,304
REAL ESTATE – 3.2%
Equity Real Estate Investment Trusts (REITs) – 3.2%
American Tower Corp.	2,866	682,108
AvalonBay Communities, Inc.	1,571	255,994
Equity Residential	4,025	261,867
Essex Property Trust, Inc.	957	233,604
Extra Space Storage, Inc.	2,448	216,012
Gaming and Leisure Properties, Inc.	5,185	146,424
Medical Properties Trust, Inc.	11,283	193,391
National Retail Properties, Inc.	4,384	143,094
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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Omega Healthcare Investors, Inc.	5,769	$ 168,166
Prologis, Inc.	5,538	494,156
Public Storage	1,600	296,720
Realty Income Corp.	4,071	223,579
Simon Property Group, Inc.	2,838	189,493
STORE Capital Corp.	6,123	122,889
VICI Properties, Inc.	9,615	167,493
WP Carey, Inc.	3,195	210,167
TOTAL REAL ESTATE		4,005,157
UTILITIES – 3.1%
Electric Utilities – 2.2%
Evergy, Inc.	6,697	391,306
FirstEnergy Corp.	10,194	420,706
IDACORP, Inc.	3,867	354,913
NextEra Energy, Inc.	3,724	860,691
NRG Energy, Inc.	11,723	393,072
OGE Energy Corp.	9,651	304,200
		2,724,888
Independent Power and Renewable Electricity Producers – 0.5%
The AES Corp.	22,377	296,495
Vistra Energy Corp.	20,367	397,971
		694,466
Multi-Utilities – 0.4%
WEC Energy Group, Inc.	5,450	493,498
TOTAL UTILITIES		3,912,852
TOTAL COMMON STOCKS (Cost $128,036,805)		124,983,632
Money Market Funds – 0.7%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (c)	326,974	$ 327,072
Fidelity Securities Lending Cash Central Fund, 0.11% (c)(d)	467,784	467,831
TOTAL MONEY MARKET FUNDS (Cost $794,900)		794,903
TOTAL INVESTMENT IN SECURITIES – 100.3% (Cost $128,831,705)		125,778,535
NET OTHER ASSETS (LIABILITIES) (e) – (0.3%)		(323,683)
NET ASSETS – 100.0%		$ 125,454,852

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $33,600 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Future Contracts	1	June 2020	$ 145,120	$ 10,974	$ 10,974
CME Micro E-mini S&P 500 Index Future Contracts	18	June 2020	261,216	29,854	29,854
Total Equity Index Contracts					$ 40,828
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$1,604
Fidelity Securities Lending Cash Central Fund	6,657
Total	$8,261
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Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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